Hedge accounting (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	$ 227,737	$ 114,618
Derivative financial assets	25	0
Derivative financial liabilities	10	0
Changes in fair value of hedging instruments	(718)	2,203
Changes in fair value of hedged items	676	(2,195)
Hedge ineffectiveness recognized in the income statement	(43)	8
Fair value hedges | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	51,562	33,877
Derivative financial assets	566	468
Derivative financial liabilities	1,153	291
Changes in fair value of hedging instruments	(749)	132
Changes in fair value of hedged items	721	(151)
Hedge ineffectiveness recognized in the income statement	(28)	(19)
Cash flow hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	88,256	83,333
Derivative financial assets	1	3
Derivative financial liabilities	0	0
Changes in fair value of hedging instruments	(1,458)	(35)
Changes in fair value of hedged items	1,453	57
Hedge ineffectiveness recognized in the income statement	(5)	22
Hedges of net investments in foreign operations | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	20,454	13,260
Derivative financial assets	670	3
Derivative financial liabilities	1	455
Changes in fair value of hedging instruments	1,345	(910)
Changes in fair value of hedged items	(1,340)	912
Hedge ineffectiveness recognized in the income statement	$ 4	$ 3